Cover Document	Nov. 13, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 13, 2025
Entity Registrant Name	IRON MOUNTAIN INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-13045
Entity Tax Identification Number	23-2588479
Entity Address, Address Line One	85 New Hampshire Avenue, Suite 150
Entity Address, City or Town	Portsmouth
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03801
City Area Code	617
Local Phone Number	535-4766
Written Communications	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	IRM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001020569
Amendment Flag	false